Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX
(the “Fund”)

Supplement dated May 30, 2025 to
the Summary Prospectus and Statutory Prospectus dated February 28, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Becker Value Equity Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Becker Value Equity Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

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Please retain this supplement with your Summary Prospectus